Note 12 - Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 25, 2020
Other Commitments [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	1 year 10 months 24 days		1 year 10 months 24 days		2 years 6 months 29 days	4 years
Operating Lease, Weighted Average Discount Rate, Percent	5.52%		5.52%		552.00%	552.00%
A M Property Lease [Member]
Other Commitments [Line Items]
[custom:WeightedAverageInterestRateOfLease-0]							5.52%
Operating Lease, Weighted Average Remaining Lease Term							72 months
Simplified Companies Leases [Member]
Other Commitments [Line Items]
Operating Lease, Expense	$ 39,615	$ 48,549	$ 125,532	$ 140,381